Operating Cash Flow (Tables)	12 Months Ended
Jul. 31, 2020
Operating Cash Flow [Abstract]
Schedule of operating cash flow activity
For the year ended	Note	July 31, 2020	July 31, 2019
		$	$
Items not affecting cash
Income tax recovery		(6,023)	(18,213)
Depreciation of property, plant and equipment		6,072	1,747
Depreciation of property, plant and equipment in cost of sales		3,567	—
Amortization of intangible assets		3,939	1,767
Loss/(gain) on convertible debentures		4,806	(1,737)
Unrealized gain on changes in fair value of biological assets		(29,356)	(38,856)
Unrealized fair value adjustment on investments		12,880	315
Amortization of deferred financing costs		56	596
Accrued interest income		9,921	(397)
Gain on investment		(24)	—
Loss on induced conversion of debenture		54,283	—
License depreciation and prepaid royalty expenses		389	117
Write-off of inventory and biological assets		5,055	—
Write down of inventory to net realizable value		68,319	19,335
Realized fair value amounts on inventory sold		40,910	16,357
Loss from investment in associate and joint ventures		6,331	2,964
Share-based compensation	25	25,790	28,944
Revaluation of financial instruments (gain)/loss		(6,533)	3,730
Impairment losses		299,484	—
Loss on onerous contract		4,763	—
Loss on disposal of property, plant and equipment		3,855	—
Total items not affecting cash		508,484	16,669

Changes in non-cash operating working capital items
Trade receivables		267	(17,845)
Commodity taxes recoverable and other receivables		(784)	(6,425)
Prepaid expenses		5,717	(4,927)
Inventory		(100,492)	(90,748)
Biological assets		28,493	37,108
Accounts payable and accrued liabilities		6,623	6,630
Excise taxes payable		3,627	3,494
Deferred rent liability		—	946
Total non-cash operating working capital		(56,549)	(71,767)

Schedule of additional supplementary cash flow information
For the year ended	July 31, 2020	July 31, 2019
	$	$
Property, plant and equipment in accounts payable	19,751	21,265
Right-of-use asset additions	24,405	—
Capitalized borrowing costs	2,385	511
Interest paid	2,527	252